Shareholders equity (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended
	Jun. 26, 2023	Feb. 21, 2023	Mar. 22, 2022	Mar. 18, 2022	Jun. 30, 2023	Jun. 30, 2022	May 26, 2023	Dec. 31, 2022	Nov. 24, 2020
Issuance of common stock (in shares)	1,240,000	1,000,000	120,000	833,333
Shares issued, price per share		$ 2.80	$ 12.0	$ 12.0	$ 2.5
Proceeds from issuance of common stock gross	$ 3,055,000	$ 2,779,325
Stock Issued During Period, Value, New Issues			$ 1,295,400	$ 8,825,000	$ 5,834,325	$ 10,120,400
Common stock, shares issued					3,457,906			1,217,906
Common stock, shares outstanding					3,457,906			1,217,906
Common stock, shares authorized					500,000,000		2,500,000	500,000,000
Common stock, shares authorized increased							500,000,000
Represents the information pertaining to November 2020 Offering Warrants.
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 35.98				$ 12.0
Class of warrant or right, outstanding					26,765
Weighted Average Remaining Life of Warrants					2 years 3 months 15 days
Represents the information pertaining to unregistered warrants. | Represents the information pertaining to November 2020 Offering Warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									13,773
Represents the information pertaining to unregistered warrants. | Represents the information pertaining to November 2020 Offering Warrants. | Placement agent [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,515
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 435.6
Class of Warrant or Right, Exercise Price of Warrants or Rights reduced					$ 434.4
Each 10 common shares | Minimum
Common stock, shares issued					63,994,606
Common stock, shares outstanding					63,994,606
Common stock, shares authorized reduce by share consolidation					600,000,000
Each 10 common shares | Maximum
Common stock, shares issued					6,399,460
Common stock, shares outstanding					6,399,460
Common stock, shares authorized reduce by share consolidation					60,000,000
Each 24 common shares | Minimum
Common stock, shares issued					29,278,601
Common stock, shares outstanding					29,278,601
Common stock, shares authorized reduce by share consolidation					60,000,000
Each 24 common shares | Maximum
Common stock, shares issued					1,219,937
Common stock, shares outstanding					1,219,937
Common stock, shares authorized reduce by share consolidation					2,500,000
Represents the information pertaining to registered warrants. | Represents the information pertaining to November 2020 Offering Warrants.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									11,477